Risk management, funding and liquidity risk and market risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	$ 944,097	$ 927,910
Loan capital	48,946	45,079
Total undiscounted financial liabilities	993,043	972,989
Total undiscounted contingent liabilities and commitments	206,151	200,099
Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	545,895	556,701
Loan capital	18	12
Total undiscounted financial liabilities	545,913	556,713
Total undiscounted contingent liabilities and commitments	206,151	200,099
Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	92,576	86,052
Loan capital	267	191
Total undiscounted financial liabilities	92,843	86,243
Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	172,399	151,716
Loan capital	815	705
Total undiscounted financial liabilities	173,214	152,421
Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	114,926	110,113
Loan capital	9,416	7,789
Total undiscounted financial liabilities	124,342	117,902
Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	18,301	23,328
Loan capital	38,430	36,382
Total undiscounted financial liabilities	56,731	59,710
Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,540	6,378
Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,540	6,377
Collateral received | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		1
Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	694,862	662,304
Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	492,759	488,854
Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	77,985	71,531
Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	115,224	95,092
Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	8,847	6,772
Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	47	55
Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	40,883	55,197
Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	20,374	15,330
Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	832	5,443
Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	16,905	18,698
Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,767	15,726
Other financial liabilities | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5
Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	23,868	38,657
Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	23,868	38,657
Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	130	51
Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	2	(27)
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	10	22
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	15	8
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	25	16
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	78	32
Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	12,483	11,673
Derivative financial instruments: Cash inflow	(11,186)	(9,961)
Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	2,031	912
Derivative financial instruments: Cash inflow	(1,937)	(823)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	1,574	60
Derivative financial instruments: Cash inflow	(1,481)	(12)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	1,155	367
Derivative financial instruments: Cash inflow	(858)	(48)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	6,496	7,885
Derivative financial instruments: Cash inflow	(5,738)	(6,785)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	1,227	2,449
Derivative financial instruments: Cash inflow	(1,172)	(2,293)
Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	179,517	163,580
Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5,258	7,390
Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	13,656	9,007
Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	39,958	37,599
Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	102,529	86,499
Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	18,116	23,085
Liabilities held for sale
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		31
Liabilities held for sale | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		31
Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	12,447	11,868
Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	12,447	11,868
Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	193,457	188,183
Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	193,457	188,183
Other commitments
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	247	48
Other commitments | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	247	48
Parent Entity
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	912,613	898,183
Loan capital	47,083	44,387
Total undiscounted financial liabilities	959,696	942,570
Total undiscounted contingent liabilities and commitments	180,813	176,632
Parent Entity | Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	513,922	530,844
Loan capital	18	12
Total undiscounted financial liabilities	513,940	530,856
Total undiscounted contingent liabilities and commitments	180,813	176,632
Parent Entity | Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	80,297	73,534
Loan capital	249	183
Total undiscounted financial liabilities	80,546	73,717
Parent Entity | Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	146,449	133,757
Loan capital	761	680
Total undiscounted financial liabilities	147,210	134,437
Parent Entity | Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	106,083	98,240
Loan capital	9,133	7,130
Total undiscounted financial liabilities	115,216	105,370
Parent Entity | Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	65,862	61,808
Loan capital	36,922	36,382
Total undiscounted financial liabilities	102,784	98,190
Parent Entity | Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,257	6,306
Parent Entity | Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,257	6,305
Parent Entity | Collateral received | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		1
Parent Entity | Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	615,764	589,338
Parent Entity | Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	447,791	443,462
Parent Entity | Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	66,071	61,097
Parent Entity | Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	94,886	79,411
Parent Entity | Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,969	5,313
Parent Entity | Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	47	55
Parent Entity | Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	35,593	51,079
Parent Entity | Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	19,788	15,080
Parent Entity | Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	832	5,443
Parent Entity | Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	14,977	18,613
Parent Entity | Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	(9)	11,943
Parent Entity | Other financial liabilities | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5
Parent Entity | Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	24,253	39,161
Parent Entity | Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	24,253	39,161
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	127	48
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	2	(18)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	7	9
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	12	8
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	38	18
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	68	31
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	4,220	2,571
Derivative financial instruments: Cash inflow	(3,824)	(2,125)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	1,111	883
Derivative financial instruments: Cash inflow	(1,048)	(823)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	1,492	7
Derivative financial instruments: Cash inflow	(1,471)	(2)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	55	51
Derivative financial instruments: Cash inflow	(17)	(17)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	792	838
Derivative financial instruments: Cash inflow	(567)	(599)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	770	792
Derivative financial instruments: Cash inflow	(721)	(684)
Parent Entity | Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	155,266	139,139
Parent Entity | Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	4,847	6,655
Parent Entity | Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	12,820	6,431
Parent Entity | Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	33,866	33,390
Parent Entity | Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	86,665	71,850
Parent Entity | Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	17,068	20,813
Parent Entity | Due to subsidiaries
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	77,957	72,666
Parent Entity | Due to subsidiaries | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	13,921	20,139
Parent Entity | Due to subsidiaries | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	546	548
Parent Entity | Due to subsidiaries | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,670	2,301
Parent Entity | Due to subsidiaries | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	12,195	8,877
Parent Entity | Due to subsidiaries | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	48,625	40,801
Parent Entity | Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,847	11,324
Parent Entity | Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,847	11,324
Parent Entity | Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	168,719	165,260
Parent Entity | Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	168,719	165,260
Parent Entity | Other commitments
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	247	48
Parent Entity | Other commitments | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	$ 247	$ 48